Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of revenue

	Year Ended December 31,
	2022	2023	2024	2024
	S$’000	S$’000	S$’000	US$’000

Mobility	6,510	5,866	5,787	4,236
Quick commerce	92	146	221	162
Membership	606	616	575	421
Advertising initiatives	1,617	2,025	2,280	1,669
Others	-	14	87	63
	8,825	8,667	8,950	6,551